UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

  200 South Wacker Drive, Suite 500, Chicago, Illinois       60606

(Address of principal executive offices)                              (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:     (312) 368-5510

Date of fiscal year end:     October 31

Date of reporting period:     July 31, 2017

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
JULY 31, 2017
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--118.3%

	ELECTRIC, GAS AND WATER--80.8%
2,649,740	Alliant Energy Corp.(a)	$107,393,962
1,800,000	Ameren Corp.(a)(b)	100,980,000
900,000	American Electric Power Company, Inc.	63,486,000
1,000,000	American Water Works Co.(a)	81,100,000
632,000	Atmos Energy Corp.(a)	54,832,320
1,000,000	Black Hills Corp.	69,660,000
3,071,300	CenterPoint Energy, Inc.(a)	86,579,947
2,500,000	CMS Energy Corp.(a)	115,600,000
1,000,000	DTE Energy Co.(a)	107,060,000
1,000,000	Edison International	78,680,000
1,800,000	Eversource Energy(a)(b)	109,422,000
2,500,000	Great Plains Energy Inc.(a)(b)	77,150,000
811,900	NextEra Energy, Inc.(a)(b)	118,610,471
1,900,000	NiSource Inc.	49,514,000
800,000	Northwest Natural Gas Co.	50,480,000
2,300,000	OGE Energy Corp.(a)	82,478,000
300,000	ONE Gas, Inc.	21,834,000
1,000,000	Pinnacle West Capital Corp.	86,730,000
1,135,000	PG&E Corp.	76,828,150
1,800,000	Public Service Enterprise Group Inc.(a)(b)	80,946,000
900,000	Sempra Energy(a)	101,709,000
1,500,000	South Jersey Industries, Inc.	50,955,000
2,000,000	Southern Co.(a)	95,860,000
778,000	Spire Inc.	56,482,800
1,500,000	Vectren Corp.(a)	90,165,000
1,500,000	WEC Energy Group, Inc.(a)	94,455,000
1,000,000	WGL Holdings Inc.(a)(b)	85,720,000
910,000	The Williams Companies, Inc.	28,919,800
2,000,000	Xcel Energy Inc.(a)	94,620,000
		2,318,251,450

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JULY 31, 2017
(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--23.5%
264,391	Antero Midstream GP LP	$5,613,021
435,000	Antero Midstream Partners LP	15,090,150
447,000	DCP Midstream LP	15,211,410
614,800	Dominion Midstream Partners LP	17,214,400
1,360,000	Enbridge Inc. (Canada)	56,385,600
765,532	Energy Transfer Equity LP	13,526,950
1,327,367	Energy Transfer Partners LP	27,463,223
880,000	EnLink Midstream Partners LP	14,546,400
1,076,000	Enterprise Products Partners LP	29,267,200
413,720	EQT GP Holdings, LP	12,080,624
176,000	EQT Midstream Partners LP	13,680,480
605,000	GasLog Partners LP (Marshall Islands)	14,973,750
357,000	Genesis Energy LP	10,781,400
2,380,526	Kinder Morgan, Inc.(a)	48,634,146
295,090	Magellan Midstream Partners LP	20,585,478
647,185	MPLX LP	23,525,175
753,250	Nextera Energy Partners, LP	31,048,965
299,150	ONEOK, Inc.	16,922,916
285,419	Phillips 66 Partners LP	14,345,159
685,610	Plains All American Pipeline, LP	18,079,536
645,000	Rice Midstream Partners LP	13,454,700
480,625	Shell Midstream Partners LP	13,736,263
415,000	Spectra Energy Partners, LP	18,758,000
510,000	Tallgrass Energy GP, LP	13,234,500
415,000	Tallgrass Energy Partners LP	21,214,800
500,120	Targa Resources Corp.	23,210,569
327,229	Tesoro Logistics LP	17,058,448
1,450,000	TransCanada Corp. (Canada)(a)	74,124,000
306,788	Valero Energy Partners LP	13,691,948
311,460	Westlake Chemical Partners LP	7,724,208
327,000	Western Gas Partners LP	16,981,110
500,000	Williams Partners LP	20,715,000
		672,879,529

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JULY 31, 2017
(Unaudited)

Shares	Description	Value

	TELECOMMUNICATIONS--14.0%
1,983,000	AT&T Inc.(a)(b)	$77,337,000
1,057,800	BCE Inc. (Canada)(a)	49,642,554
800,000	CenturyLink Inc.	18,616,000
690,400	Crown Castle International Corp.	69,440,432
1,000,000	Orange SA (France)	16,765,388
1,414,300	Telus Corp. (Canada)	50,926,336
800,000	Uniti Group Inc.	20,480,000
1,502,089	Verizon Communications Inc.(a)	72,701,108
782,200	Vodafone Group Plc ADR (United Kingdom)	23,215,696
666,666	Windstream Holdings, Inc.	2,526,664
		401,651,178
	Total Common Stocks & MLP Interests (Cost $2,490,254,200)	3,392,782,157

PREFERRED STOCKS--0.5%

	NON-UTILITY--0.5%
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	6,036,930
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	9,047,500
		15,084,430
	Total Preferred Stocks (Cost $13,536,811)	15,084,430

Par Value

BONDS--14.8%

	ELECTRIC, GAS AND WATER--7.2%
$22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	29,348,660
10,450,000	Atmos Energy Corp.
	8 1/2%, 3/15/19(a)	11,551,764
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, 11/15/18(a)(b)	11,958,419
6,750,000	Commonwealth Edison Company
	6.95%, 7/15/18(a)	7,059,211
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, 12/01/18(a)(b)	16,381,982
9,354,000	Dominion Resources, Inc.
	6.40%, 6/15/18(a)(b)	9,735,316
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,850,000
20,000,000	Entergy Texas Inc.
	7 1/8%, 2/01/19(a)(b)	21,496,380
14,376,000	Exelon Generation Co. LLC
	6.20%, 10/01/17(a)(b)	14,476,273

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JULY 31, 2017
(Unaudited)

Par Value	Description	Value

$10,618,000	Indiana Michigan Power Co.
	7.00%, 3/15/19(a)(b)	$11,471,071
5,000,000	Metropolitan Edison Co.
	7.70%, 1/15/19(a)	5,381,830
12,000,000	National Fuel Gas Co.
	8 3/4%, 5/01/19(a)	13,259,340
3,350,000	Nevada Power Co.
	7 1/8%, 3/15/19	3,633,299
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)	12,517,616
14,000,000	Progress Energy Inc.
	7.05%, 3/15/19(a)(b)	15,120,882
6,528,000	Public Service New Mexico
	7 1/2%, 8/01/18(a)	6,886,805
5,000,000	Sempra Energy
	6.15%, 6/15/18	5,191,895
		205,320,743

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--4.1%
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,687,450
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,706,922
5,000,000	Enterprise Products Operating LLC
	6 1/2%, 1/31/19	5,331,130
12,826,000	EQT Corp.
	8 1/8%, 6/01/19(a)(b)	14,149,181
8,030,000	Kinder Morgan, Inc.
	6.85%, 2/15/20	8,903,768
14,445,000	Magellan Midstream Partners, LP
	6.40%, 7/15/18(a)(b)	15,063,521
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	12,328,800
9,000,000	ONEOK Partners, LP
	8 5/8%, 3/01/19	9,876,924
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/2025	5,190,300
12,940,000	Spectra Energy Capital, LLC
	6.20%, 4/15/18(a)(b)	13,366,722
2,615,000	Spectra Energy Capital, LLC
	6 3/4%, 7/15/18	2,725,196
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, 1/15/19(a)	9,817,219
		116,147,133

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JULY 31, 2017
(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS--3.2%
$10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, 2/15/30(a)(b)	$13,076,950
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	15,000,000
5,900,000	Comcast Corp.
	7.05%, 3/15/33	8,169,388
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)(b)	20,750,505
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,639,120
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	21,028,323
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,827,085
		91,491,371
	NON-UTILITY--0.3%
8,000,000	Dayton Hudson Corp.
	9 7/8%, 7/01/20(a)(b)	9,595,760
		9,595,760
	Total Bonds (Cost $414,668,973)	422,555,007

TOTAL INVESTMENTS--133.6% (Cost $2,918,459,984)		3,830,421,594
Secured borrowings--(13.9)%		(400,000,000)
Secured notes--(10.5)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(10.5)%		(300,000,000)
Other assets less other liabilities--1.3%		37,049,984
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,867,471,578

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JULY 31, 2017
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,  prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained  in its semi-annual report.  The following is a summary of the inputs used to value each of the Fund's investments at July 31, 2017:

	Level 1	Level 2
Common stocks & MLP interests	$3,392,782,157	-
Preferred stocks	15,084,430	-
Bonds	-	$422,555,007
Total	$3,407,866,587	$422,555,007

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2  related to securities held at July 31, 2017.

Note 2. Federal Tax Cost

At October 31, 2016, the Fund's most recent fiscal tax year end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,891,122,374	$899,656,730	$(146,297,714)	$753,359,016

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of  investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sale losses, and the accretion of market discount and amortization of premiums.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 27, 2017

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	September 27, 2017